Employee Defined Benefit Obligations - Additional Information (Details) - CAD ($) $ in Millions		12 Months Ended
	Nov. 25, 2020	Dec. 31, 2020	Dec. 31, 2019
Employee benefits [Abstract]
Amount expected to be contribute in 2021		$ 15.4
Remeasurement (loss) gain on net employee defined benefit liability	$ 2.4	(0.4)	$ (16.5)
Deferred tax expense (recovery) on remeasurement of net employee defined benefit liability		$ (0.1)	$ (3.6)
Percentage of plans' assets invested in mutual funds and exchange-traded funds or held in cash		56.00%
Percentage of plans' assets held in annuity policies		22.00%
Weighted average duration of defined benefit obligation		15 years	16 years
Reduction in CPI	0.10%
Rate of inflation, pre-retirement		2.40%	2.60%
Remeasurement loss on net employee defined benefit liability	$ 2.4	$ (0.4)	$ (16.5)